Other assets	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Other assets	Other assets:

As at	Dec 31 2023	Dec 31 2022
Cash flow hedges (note 19)	$121,108	$322,748
Chile VAT receivable	17,824	18,343
Restricted cash for debt service and major maintenance of vessels (a)	15,772	14,349
Fair value of Egypt gas supply contract derivative (note 19)	20,402	11,220
Investment in Carbon Recycling International	5,620	5,620
Defined benefit pension plans (note 21)	5,718	3,977
Other	15,416	19,476
Total other assets	201,860	395,733
Less current portion (b)	(3,893)	(39,346)
	197,967	$356,387
a) Restricted cash
The Company holds $15.8 million (2022 - $14.3 million) of restricted cash for the funding of debt service and major maintenance accounts.
b) Current portion of other assets
Other assets presented as current assets as at December 31, 2023 includes $0.5 million for the current portion of the cash flow hedge (see note 19), and $3.4 million of restricted cash for major maintenance, in particular the anticipated major maintenance costs of four vessels